EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Schedule of projected benefit obligation, fair value of plan assets, funded status and accumulated benefit obligation for the plans

Change in Projected Benefit Obligation:	Year Ended December 31, 2020
Begin of the year	147
Current service cost	5
Interest cost	1
Contributions by plan participants	1
Actuarial loss (gain)	38
Foreign currency translation	3
Benefits paid	(7)
Settlements	(1)
Administrative Expenses, Taxes and Premiums Paid	0
Curtailments	(1)
Effect of other economic events	7
End of the year	193

Year Ended December 31, 2020
Change in Plan Assets:
Begin of the year	32
Actual return (loss) on plan assets	(2)
Foreign currency translation	1
Employer contributions	9
Employee contributions	1
Benefits paid	(8)
Other economic events	(27)
End of the year	6
Excess of defined benefit obligation over the fair value of plan assets	187
Accumulated benefit obligation	193

Schedule of amounts recognized in the consolidated balance sheets

As of December 31, 2020
Salary and welfare payables	8
Retirement benefit obligation	179
Liability in the balance sheet	187

Schedule of principal actuarial assumptions

As of December 31, 2020
Discount rate- Germany	0.33%
Discount rate- other	0.12%
Inflation rate	1.00%
Future salary increases	1.50%
Future pension increases	1.80%

Schedule of fair value hierarchy of total plan assets measured at fair value by asset category

As of December 31, 2020
Level 1
Equity funds	1
Bond funds	2
Property	2
Other	1
Total	6